RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2024
RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheet

	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	3,952	3,202	457
Other receivables	619	—	—
Due from inter-companies	237,923	237,293	33,863
Due to related parties	4,294	2,943	420
Total current assets	246,788	243,438	34,740
Investment in unconsolidated subsidiaries	(302,606)	(256,294)	(36,575)
Total assets	(55,818)	(12,856)	(1,835)
LIABILITIES
Current liabilities
Other payables	1,580	18,435	2,631
Total current liabilities	1,580	18,435	2,631
Total liabilities	1,580	18,435	2,631
Total shareholders’ deficit	(57,398)	(31,291)	(4,466)
Total liabilities and shareholders’ deficit	(55,818)	(12,856)	(1,835)

Schedule of condensed statement of income and comprehensive income

	Year ended September 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Operating expenses
General and administrative	(5,246)	(5,019)	(16,267)	(2,321)
Loss from operations	(5,246)	(5,019)	(16,267)	(2,321)
Equity method loss	(1,004)	60,354	36,984	5,278
Interest expense	(15)	(3)	(5)	(1)
Loss (income) before income taxes	(6,265)	55,332	20,712	2,956
Income tax expense	—	—	—	—

Net loss (income)	(6,265)	55,332	20,712	2,956
Other comprehensive loss
Foreign currency translation difference	447	(214)	172	25
Total comprehensive loss (income)	(5,818)	55,118	20,884	2,981

Schedule of condensed statement of cash flows

	Year ended September 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Net cash used in operating activities	(4,567)	(19,864)	(20,945)	(2,989)
Net cash provided by financing activities	1,614	17,636	20,023	2,857
Net decrease in cash and cash equivalents	(2,953)	(2,228)	(922)	(132)
Cash and cash equivalents, beginning of year	8,900	6,394	3,952	564
Effect of exchange rate changes on cash and cash equivalents	447	(214)	172	25
Cash and cash equivalents, end of year	6,394	3,952	3,202	457